INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Income Tax Disclosure [Abstract]
cumulative net operating loss carryforward		$ 2,375,000	$ 2,375,000
Corporate federal tax rate	21.00%	21.00%